Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net, as of June 30, 2025 and 2026, consist of the following:

	For the years ended June 30,
	2025	2026
	RMB	RMB

Finished goods	12,998	130,212
Raw materials, packing materials and others	3,379	6,823
Inventories	16,377	137,035
Provisions for inventories	(148)	(2,291)
Inventories, net	16,229	134,744